Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2018
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life description	Over the shorter of lease term or the estimated useful lives of the assets
Minimum [Member] | Computer and network equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	3 years
Maximum [Member] | Computer and network equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years